ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
ASSETS HELD FOR SALE	40. ASSETS HELD FOR SALESale of property
The sale of the whole of Santander House, Milton Keynes is expected to complete in 2026. As such, the Santander UK group classified Santander House, which is included in the Corporate Centre segment and carried at the sales price, as held for sale.
At 31 December 2025 and 31 December 2024, assets held for sale comprised:

	2025	2024
	£m	£m
Assets
Property, plant and equipment	18	12
	18	12